Investment in Ascend Elements - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Jul. 18, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Payment to acquire investments in preferred shares		$ 0	$ 5,000	$ 0
Investment in Ascend Elements		8,582	5,000	$ 0
Gain on change in fair value		$ 32,846
Ascend Elements, Inc [member]
Disclosure of joint operations [line items]
Payment to acquire investments in preferred shares	$ 5,000
Investment owned number of shares		806
Investment in Ascend Elements		$ 8,582	5,000
Gain on change in fair value		$ 3,582	$ 0